Subsequent Events (Details Narrative) - $ / shares	1 Months Ended
	Jan. 24, 2022	Jan. 31, 2022
Omnibus Incentive Compensation Plan [Member]
Unit / Shared authorized		750,000
Omnibus Incentive Compensation Plan [Member] | Maximum [Member]
Unit / Shared authorized		1,045,000
Limited Partner [Member]
Dividends Payable, Date Declared	Jan. 24, 2022
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.15
Dividends Payable, Date of Payment	Feb. 10, 2022
Dividends Payable, Date of Record	Feb. 03, 2022